Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables from contracts with customers	$ 13,266	$ 5,729
Other current receivables	3,011	1,275
Joint venture receivables	491	340
Equity accounted investments and other related party receivables	423	74
Total financial trade and other receivables	17,191	7,418
Non-financial trade and other receivables	736	814
Trade and other receivables	$ 17,927	$ 8,232	$ 8,233